Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	$ 466,943	$ 516,022
Mortgage loans related to buy-back option program	27,587,856	26,663,713
Non-covered Loans held-in-portfolio	27,406,873	26,507,889
Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable
Loans acquired			$ 1,802,463
Buy back option program
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more	103,000	134,000
Mortgage loans related to buy-back option program	103,000	134,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Residential Mortgage Loans Sold	64,000	59,000
GNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	347,000	111,000
FNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds	413,000	94,000
Consumer
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans	359,000	205,000
Non-covered Loans held-in-portfolio	5,997,886	5,489,441
Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans	74,000
Mortgages
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans	423,000	624,000
Non-covered Loans held-in-portfolio	7,183,532	7,235,258
Mortgages | US Government Agency Insured Loans
Accounts, Notes, Loans and Financing Receivable
Non-covered Loans held-in-portfolio	1,400,000	1,400,000
Mortgages | US Government Agency Insured Loans | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Past Due	441,000	598,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans	141,000
Commercial Loans | Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable
Loans acquired			341,000
Commercial Loans | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Residential Mortgage Loans Sold	114,000	30,000
Reverse Mortgages
Accounts, Notes, Loans and Financing Receivable
Current	65,000	69,000
Residential mortgage loans insured By FHA
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more	213,000	283,000
Auto Loan
Accounts, Notes, Loans and Financing Receivable
Non-covered Loans held-in-portfolio	2,917,522	2,608,785
Auto Loan | Reliable Financial Services
Accounts, Notes, Loans and Financing Receivable
Loans acquired			$ 1,600,000
ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Outstanding principal balance of SOP loans	$ 1,900,000	$ 2,200,000